Income Taxes (Details 2)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax (expense) benefit at federal statutory rate	21.00%	21.00%	34.00%	34.00%
State and local taxes			(2.60%)	11.00%
Federal tax reform			(55.00%)
Valuation allowance			25.30%	185.70%
Payable true-up			(3.80%)
Other			(1.90%)	(0.80%)
NOL adjustment				(229.90%)
Effective tax rate	(0.06%)	2.34%	(4.00%)	0.00%